Document And Entity Information	Dec. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 15, 2025
Entity Registrant Name	GLOO HOLDINGS, INC.
Entity Central Index Key	0002069785
Entity Emerging Growth Company	true
Entity File Number	001-42964
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-2250711
Entity Address, Address Line One	831 Pearl Street
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80302
City Area Code	(303)
Local Phone Number	381-2645
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A common stock, par value $0.001 per share
Trading Symbol	GLOO
Security Exchange Name	NASDAQ
Amendment Description	As previously reported, on December 15, 2025, Gloo Holdings, Inc. (the "Company") entered into an agreement and plan of merger with Westfall Group, Inc. ("Westfall") pursuant to which Westfall agreed to merge with and into a subsidiary of the Company and become a wholly-owned subsidiary of the Company (the "Westfall Transaction"). The Company described the Westfall Transaction in its Current Report on Form 8-K filed with the Securities and Exchange Commission on December 17, 2025 (the "Original 8-K"). In Item 3.02 of the Original 8-K, the Company stated that it would report, by amendment to the Original 8-K, the total number of shares of the Company's Class A common stock issued at the closing of the Westfall Transaction.